UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,011.30	$ 5.73**
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76**
Class T
Actual	$ 1,000.00	$ 1,010.30	$ 5.98
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Class B
Actual	$ 1,000.00	$ 1,007.70	$ 9.21
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Class C
Actual	$ 1,000.00	$ 1,007.30	$ 9.71
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class
Actual	$ 1,000.00	$ 1,012.50	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%**
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

** If 12b-1 fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.20% and the expenses paid in the actual and hypothetical examples above would have been $5.98 and $6.01, respectively.

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.4	13.9
Russia	10.0	4.3
Turkey	8.4	7.2
Mexico	7.3	7.8
Philippines	6.7	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	11.7	12.9
Russian Federation	10.0	4.3
Turkish Republic	8.4	7.1
Philippine Republic	6.3	8.5
Venezuelan Republic	6.2	7.0
	42.6
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Corporate Bonds 20.2%	Corporate Bonds 17.4%
Government Obligations 69.8%	Government Obligations 70.8%
Stocks 0.0%	Stocks and Investment Companies 1.6%
Preferred Securities 3.5%	Preferred Securities 0.0%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 10.0%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.2%
		Principal Amount (d)	Value
Argentina - 1.1%
Alto Palermo SA:
7.875% 5/11/17 (f)		$ 540,000	$ 507,600
11% 6/11/12 (f)		350,000	336,875
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		530,000	506,150
Telecom Personal SA 9.25% 12/22/10 (f)		1,305,000	1,371,881
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		640,000	613,600
TOTAL ARGENTINA			3,336,106
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		730,000	770,150
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (g)		1,075,000	1,066,938
Bertin Ltda 10.25% 10/5/16 (f)		345,000	378,638
TOTAL BRAZIL			1,445,576
British Virgin Islands - 0.3%
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (f)		860,000	834,200
Cayman Islands - 0.4%
China Properties Group Ltd. 9.125% 5/4/14 (f)		755,000	717,250
Minerva Overseas Ltd. 9.5% 2/1/17 (f)		535,000	549,713
TOTAL CAYMAN ISLANDS			1,266,963
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		605,000	599,819
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		985,000	1,014,550
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	553,700
TOTAL DOMINICAN REPUBLIC			1,568,250
Germany - 1.7%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,150,000	1,181,625
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,150,000	1,259,250
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,360,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		$ 995,000	$ 1,059,675
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	308,850
TOTAL GERMANY			5,169,500
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
BLT Finance BV 7.5% 5/15/14 (f)		750,000	735,000
TOTAL INDONESIA			777,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,263,150
Luxembourg - 4.5%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,224,638
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		855,000	891,765
8% 1/28/12		1,580,000	1,629,454
8% 1/28/12 (f)		1,576,000	1,625,329
8.375% 10/14/10 (f)		495,000	516,285
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000	827,213
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,070,000	1,043,250
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,283,975
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		610,000	634,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		1,040,000	1,006,845
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,355,656
TOTAL LUXEMBOURG			14,038,810
Malaysia - 1.0%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		1,595,000	1,874,444
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		990,000	1,170,972
TOTAL MALAYSIA			3,045,416
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 1.5%
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		$ 695,000	$ 761,025
Gruma SA de CV 7.75%		1,855,000	1,882,825
Kansas City Southern de Mexico, SA de CV 7.375% 6/1/14 (f)		310,000	306,900
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		340,000	357,680
Vitro SAB de CV:
8.625% 2/1/12 (f)		640,000	649,600
9.125% 2/1/17 (f)		610,000	624,488
TOTAL MEXICO			4,582,518
Netherlands - 2.1%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	527,826
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,561,705
6.656% 6/7/22 (f)		1,080,000	1,047,600
Majapahit Holding BV:
7.25% 10/17/11 (f)		710,000	717,100
7.25% 6/28/17 (f)		550,000	536,250
7.75% 10/17/16		670,000	681,725
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,445,000	1,455,838
TOTAL NETHERLANDS			6,528,044
Peru - 0.3%
CFG Investment SAC 9.25% 12/19/13 (f)		835,000	868,400
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		405,000	431,325
National Power Corp. 6.875% 11/2/16 (f)		695,000	691,525
TOTAL PHILIPPINES			1,122,850
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	738,500
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		660,000	704,550
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,320,000	1,376,390
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		$ 635,000	$ 646,938
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	700,000
TOTAL UNITED KINGDOM			2,723,328
United States of America - 3.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15		1,430,000	1,505,075
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	58,000,000	1,431,215
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,020,000	2,050,300
7.375% 12/15/14		1,770,000	1,923,716
8.625% 2/1/22		2,325,000	2,819,063
TOTAL UNITED STATES OF AMERICA			9,729,369
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		445,496	437,700
8.22% 4/1/17 (f)		825,000	804,375
TOTAL VENEZUELA			1,242,075
TOTAL NONCONVERTIBLE BONDS (Cost $63,619,077)			62,354,574
Government Obligations - 69.8%

Argentina - 2.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,983,929	3,886,323
5.475% 8/3/12 (g)		2,808,750	2,668,266
8.375% 12/20/49 (c)		1,670,000	584,500
10.4635% 2/20/08 (g)	ARS	4,605,407	1,495,893
11% 10/9/49 (c)		390,000	140,400
11.75% 4/7/09 (c)		545,000	196,200
TOTAL ARGENTINA			8,971,582
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	443,883
Brazil - 11.7%
Brazilian Federative Republic:
7.125% 1/20/37		2,965,000	3,214,060
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
7.875% 3/7/15		$ 1,305,000	$ 1,443,330
8% 1/15/18		3,330,000	3,658,005
8.25% 1/20/34		2,075,000	2,552,250
8.75% 2/4/25		3,525,000	4,388,625
8.875% 10/14/19		1,770,000	2,163,825
8.875% 4/15/24		2,295,000	2,871,619
10.125% 5/15/27		1,050,000	1,483,125
10.5% 7/14/14		1,110,000	1,396,380
11% 8/17/40		5,490,000	7,202,880
12.25% 3/6/30		1,745,000	2,957,775
12.75% 1/15/20		1,780,000	2,759,000
TOTAL BRAZIL			36,090,874
Colombia - 2.9%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,469,820
8.125% 5/21/24		330,000	387,750
10.375% 1/28/33		525,000	779,625
10.75% 1/15/13		1,010,000	1,233,210
11.75% 2/25/20		3,378,000	4,974,105
TOTAL COLOMBIA			8,844,510
Dominican Republic - 1.2%
Dominican Republic:
9.04% 1/23/18 (f)		1,076,582	1,218,153
9.5% 9/27/11		2,346,648	2,490,967
TOTAL DOMINICAN REPUBLIC			3,709,120
Ecuador - 1.0%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	480,600
10% 8/15/30 (Reg. S)		2,715,000	2,226,300
12% 11/15/12 (f)		102,000	95,880
12% 11/15/12 (Reg. S)		320,280	301,063
TOTAL ECUADOR			3,103,843
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		840,000	959,700
7.75% 1/24/23 (Reg. S)		750,000	852,750
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - continued
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 520,000	$ 629,200
8.5% 7/25/11 (Reg. S)		620,000	673,630
TOTAL EL SALVADOR			3,115,280
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		1,070,000	1,005,800
Indonesia - 1.9%
Indonesian Republic:
6.625% 2/17/37 (f)		1,600,000	1,536,000
7.5% 1/15/16 (f)		2,195,000	2,346,016
8.5% 10/12/35 (f)		1,760,000	2,090,000
TOTAL INDONESIA			5,972,016
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (f)		2,225,000	1,357,250
Ivory Coast - 0.9%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		3,572,000	1,241,270
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,496,725
TOTAL IVORY COAST			2,737,995
Lebanon - 2.2%
Lebanese Republic:
7.125% 3/5/10		1,245,000	1,201,425
7.875% 5/20/11 (Reg. S)		940,000	907,100
8.63% 11/30/09 (f)(g)		1,130,000	1,122,938
8.63% 11/30/09 (g)		320,000	318,000
10.125% 8/6/08		705,000	713,813
10.25% 10/6/09 (Reg. S)		630,000	645,750
11.625% 5/11/16 (Reg. S)		1,560,000	1,778,400
TOTAL LEBANON			6,687,426
Mexico - 5.8%
United Mexican States:
5.875% 1/15/14		1,630,000	1,638,150
6.625% 3/3/15		1,254,000	1,318,581
6.75% 9/27/34		2,445,000	2,610,038
7.5% 4/8/33		1,610,000	1,867,600
8.125% 12/30/19		1,155,000	1,371,563
8.3% 8/15/31		2,790,000	3,504,938
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 1,439,000	$ 1,993,015
11.5% 5/15/26		2,375,000	3,802,375
TOTAL MEXICO			18,106,260
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.75% 2/19/09		445,000	445,000
7.125% 3/31/16 (f)		485,000	480,150
TOTAL PAKISTAN			925,150
Panama - 0.6%
Panamanian Republic:
7.125% 1/29/26		655,000	697,575
8.875% 9/30/27		900,000	1,136,250
TOTAL PANAMA			1,833,825
Peru - 2.0%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,482,950
8.75% 11/21/33		735,000	948,150
9.875% 2/6/15		1,415,000	1,756,723
euro Brady past due interest 6.125% 3/7/17 (g)		1,887,050	1,887,050
TOTAL PERU			6,074,873
Philippines - 6.3%
Philippine Republic:
6.375% 1/15/32		1,070,000	1,027,200
7.75% 1/14/31		2,535,000	2,794,838
8.875% 3/17/15		1,800,000	2,058,840
9% 2/15/13		2,290,000	2,562,052
9.375% 1/18/17		1,815,000	2,184,897
9.5% 2/2/30		1,915,000	2,496,777
9.875% 1/15/19		2,765,000	3,490,813
10.625% 3/16/25		2,070,000	2,885,166
TOTAL PHILIPPINES			19,500,583
Russia - 10.0%
Russian Federation:
7.5% 3/31/30 (Reg. S)		20,984,550	23,109,223
Government Obligations - continued
		Principal Amount (d)	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 2,347,000	$ 3,256,463
12.75% 6/24/28 (Reg. S)		2,619,000	4,629,083
TOTAL RUSSIA			30,994,769
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,015,000	957,906
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	59,100,000	520,590
Turkey - 8.4%
Turkish Republic:
6.875% 3/17/36		3,045,000	2,888,944
7% 9/26/16		2,955,000	2,990,460
7% 6/5/20		1,605,000	1,608,210
7.375% 2/5/25		730,000	749,710
8% 2/14/34		2,545,000	2,742,238
9.5% 1/15/14		1,960,000	2,245,180
11% 1/14/13		3,465,000	4,159,733
11.5% 1/23/12		1,675,000	2,006,650
11.75% 6/15/10		2,070,000	2,394,990
11.875% 1/15/30		2,840,000	4,355,850
TOTAL TURKEY			26,141,965
Ukraine - 1.2%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		460,000	468,050
6.385% 6/26/12 (f)		1,090,000	1,089,597
7.65% 6/11/13 (Reg. S)		1,270,000	1,346,200
8.775% 8/5/09 (g)		700,000	740,250
TOTAL UKRAINE			3,644,097
Uruguay - 1.7%
Uruguay Republic:
7.625% 3/21/36		1,460,000	1,602,350
7.875% 1/15/33 pay-in-kind		1,226,100	1,385,493
8% 11/18/22		1,660,000	1,867,500
9.25% 5/17/17		395,000	473,605
TOTAL URUGUAY			5,328,948
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 6.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 21,255	$ 775,808
6% 12/9/20		1,710,000	1,385,100
6.355% 4/20/11 (g)		2,540,000	2,458,720
7% 12/1/18 (Reg. S)		735,000	655,988
7.65% 4/21/25		1,625,000	1,474,688
8.5% 10/8/14		2,425,000	2,461,375
9.25% 9/15/27		4,110,000	4,284,675
9.375% 1/13/34		1,630,000	1,707,425
10.75% 9/19/13		1,495,000	1,666,925
13.625% 8/15/18		1,635,000	2,239,950
TOTAL VENEZUELA			19,110,654
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	997,569
TOTAL GOVERNMENT OBLIGATIONS (Cost $207,580,931)			216,176,768
Common Stocks - 0.0%
		Shares
Bermuda - 0.0%
APP China Group Ltd.		11,376	56,880
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)		6	22,737
Turkey - 0.0%
Acibadem Saglik Hizmetleri AS		3,719	26,068
TOTAL COMMON STOCKS (Cost $539,153)			105,685
Preferred Securities - 3.5%
		Principal Amount (d)
Brazil - 1.2%
Globo Comunicacoes e Participacoes SA 9.375%		$ 2,905,000	3,027,116
Net Servicos de Comunicacao SA 9.25% (f)		735,000	755,063
TOTAL BRAZIL			3,782,179
Preferred Securities - continued
		Principal Amount (d)	Value
United States of America - 2.3%
Pemex Project Funding Master Trust 7.75%		$ 6,900,000	$ 7,092,656
TOTAL PREFERRED SECURITIES (Cost $10,787,454)			10,874,835
Money Market Funds - 5.0%
		Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $15,448,041)		15,448,041	15,448,041
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $10,780,000 notional amount of Argentine Republic 1.33% 12/31/38	December 2007/ $44.00	$ 4,554,550	107,800
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	1,271,320	154,620
TOTAL PURCHASED OPTIONS (Cost $401,852)			262,420
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $298,376,508)	305,222,323
NET OTHER ASSETS - 1.4%	4,222,122
NET ASSETS - 100%	$ 309,444,445
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,094,406 or 15.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 317,924
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.4%
BBB	24.0%
BB	34.3%
B	28.7%
CCC,CC,C	1.1%
D	0.2%
Not Rated	3.5%
Equities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $282,928,467)	$ 289,774,282
Fidelity Central Funds (cost $15,448,041)	15,448,041
Total Investments (cost $298,376,508)		$ 305,222,323
Cash		1,176,611
Receivable for fund shares sold		784,817
Interest receivable		6,008,290
Distributions receivable from Fidelity Central Funds		82,017
Prepaid expenses		522
Receivable from investment adviser for expense reductions		31,104
Other receivables		44,780
Total assets		313,350,464

Liabilities
Payable for investments purchased	$ 2,726,992
Payable for fund shares redeemed	520,988
Distributions payable	263,516
Accrued management fee	172,217
Distribution fees payable	89,391
Other affiliated payables	76,011
Other payables and accrued expenses	56,904
Total liabilities		3,906,019

Net Assets		$ 309,444,445
Net Assets consist of:
Paid in capital		$ 300,125,530
Undistributed net investment income		1,297,642
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,177,077
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,844,196
Net Assets		$ 309,444,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,655,770 ÷ 5,873,806 shares)	$ 12.20

Maximum offering price per share (100/96.00 of $12.20)	$ 12.71
Class T: Net Asset Value and redemption price per share ($144,444,781 ÷ 11,874,316 shares)	$ 12.16

Maximum offering price per share (100/96.00 of $12.16)	$ 12.67
Class B: Net Asset Value and offering price per share ($24,100,846 ÷ 1,960,083 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($31,195,917 ÷ 2,545,341 shares)A	$ 12.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,047,131 ÷ 3,157,786 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 858,893
Interest		9,057,633
Income from Fidelity Central Funds		317,924
Total income		10,234,450

Expenses
Management fee	$ 1,005,661
Transfer agent fees	368,657
Distribution fees	516,816
Accounting fees and expenses	78,109
Custodian fees and expenses	27,230
Independent trustees' compensation	459
Registration fees	56,541
Audit	39,839
Legal	2,154
Miscellaneous	(1,882)
Total expenses before reductions	2,093,584
Expense reductions	(170,546)	1,923,038
Net investment income		8,311,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,678,829
Foreign currency transactions	(40,573)
Total net realized gain (loss)		1,638,256
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,146,315)
Assets and liabilities in foreign currencies	(2,788)
Total change in net unrealized appreciation (depreciation)		(7,149,103)
Net gain (loss)		(5,510,847)
Net increase (decrease) in net assets resulting from operations		$ 2,800,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,311,412	$ 13,361,129
Net realized gain (loss)	1,638,256	7,508,809
Change in net unrealized appreciation (depreciation)	(7,149,103)	4,362,038
Net increase (decrease) in net assets resulting from operations	2,800,565	25,231,976
Distributions to shareholders from net investment income	(8,103,761)	(13,085,659)
Distributions to shareholders from net realized gain	-	(7,812,995)
Total distributions	(8,103,761)	(20,898,654)
Share transactions - net increase (decrease)	31,688,426	72,418,993
Redemption fees	20,312	48,854
Total increase (decrease) in net assets	26,405,542	76,801,169

Net Assets
Beginning of period	283,038,903	206,237,734
End of period (including undistributed net investment income of $1,297,642 and undistributed net investment income of $1,089,991, respectively)	$ 309,444,445	$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67	$ 9.37
Income from Investment Operations
Net investment income E	.351	.715	.727	.683	.802	.714 I
Net realized and unrealized gain (loss)	(.209)	.638	.556	.707	2.064	.348 I
Total from investment operations	.142	1.353	1.283	1.390	2.866	1.062
Distributions from net investment income	(.343)	(.699)	(.744)	(.712)	(.836)	(.762)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.343)	(1.066)	(1.334)	(.932)	(.836)	(.762)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.20	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Total Return B,C,D	1.13%	11.57%	11.15%	12.44%	30.43%	11.80%
Ratios to Average Net Assets F,H
Expenses before reductions	1.27% A	1.28%	1.31%	1.34%	1.32%	1.36%
Expenses net of fee waivers, if any	1.15% A	1.10%	1.11%	1.34%	1.32%	1.36%
Expenses net of all reductions	1.14% A	1.09%	1.11%	1.34%	1.32%	1.35%
Net investment income	5.70% A	5.80%	6.04%	5.86%	7.31%	7.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,656	$ 65,593	$ 42,836	$ 28,854	$ 26,787	$ 13,920
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.17% to 7.56%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66	$ 9.36
Income from Investment Operations
Net investment income E	.347	.701	.713	.670	.787	.706 I
Net realized and unrealized gain (loss)	(.218)	.640	.549	.708	2.057	.346 I
Total from investment operations	.129	1.341	1.262	1.378	2.844	1.052
Distributions from net investment income	(.340)	(.687)	(.733)	(.700)	(.824)	(.752)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.340)	(1.054)	(1.323)	(.920)	(.824)	(.752)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.16	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Total Return B,C,D	1.03%	11.49%	10.98%	12.35%	30.22%	11.70%
Ratios to Average Net Assets F,H
Expenses before reductions	1.31% A	1.36%	1.40%	1.44%	1.43%	1.47%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.21%	1.44%	1.43%	1.47%
Expenses net of all reductions	1.19% A	1.19%	1.21%	1.44%	1.43%	1.46%
Net investment income	5.65% A	5.70%	5.94%	5.76%	7.20%	7.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,445	$ 137,200	$ 95,102	$ 89,784	$ 82,811	$ 57,154
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.06% to 7.46%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73	$ 9.42
Income from Investment Operations
Net investment income E	.311	.628	.640	.595	.719	.646 I
Net realized and unrealized gain (loss)	(.213)	.642	.562	.712	2.071	.352 I
Total from investment operations	.098	1.270	1.202	1.307	2.790	.998
Distributions from net investment income	(.299)	(.606)	(.653)	(.619)	(.750)	(.688)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.299)	(.973)	(1.243)	(.839)	(.750)	(.688)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.30	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Total Return B,C,D	.77%	10.74%	10.34%	11.56%	29.34%	10.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.97% A	2.10%	2.12%	2.13%	2.09%	2.13%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.86%	2.13%	2.09%	2.13%
Expenses net of all reductions	1.84% A	1.84%	1.86%	2.13%	2.09%	2.12%
Net investment income	5.00% A	5.06%	5.28%	5.07%	6.53%	6.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,101	$ 26,442	$ 27,303	$ 27,238	$ 30,088	$ 20,903
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.39% to 6.79%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71	$ 9.40
Income from Investment Operations
Net investment income E	.303	.613	.627	.585	.709	.633 I
Net realized and unrealized gain (loss)	(.211)	.645	.553	.715	2.060	.355 I
Total from investment operations	.092	1.258	1.180	1.300	2.769	.988
Distributions from net investment income	(.293)	(.594)	(.641)	(.612)	(.739)	(.678)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.293)	(.961)	(1.231)	(.832)	(.739)	(.678)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.26	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Total Return B,C,D	.73%	10.66%	10.17%	11.53%	29.18%	10.90%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.96%	2.19%	2.19%	2.24%
Expenses net of all reductions	1.94% A	1.94%	1.96%	2.19%	2.19%	2.23%
Net investment income	4.90% A	4.95%	5.19%	5.01%	6.43%	6.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,196	$ 28,628	$ 18,863	$ 14,606	$ 12,516	$ 6,641
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.29% to 6.69%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60	$ 9.30
Income from Investment Operations
Net investment income D	.358	.725	.739	.712	.820	.736 H
Net realized and unrealized gain (loss)	(.204)	.628	.554	.694	2.045	.352 H
Total from investment operations	.154	1.353	1.293	1.406	2.865	1.088
Distributions from net investment income	(.355)	(.718)	(.764)	(.748)	(.865)	(.788)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.355)	(1.085)	(1.354)	(.968)	(.865)	(.788)
Redemption fees added to paid in capital D	.001	.002	.001	.002	-	-
Net asset value, end of period	$ 12.05	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Total Return B,C	1.25%	11.70%	11.37%	12.72%	30.69%	12.21%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.02%	1.01%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	1.03%	1.06%	1.09%
Expenses net of all reductions	.95% A	.94%	.95%	1.03%	1.06%	1.08%
Net investment income	5.90% A	5.96%	6.20%	6.17%	7.56%	7.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,047	$ 25,177	$ 22,134	$ 12,924	$ 10,993	$ 8,386
Portfolio turnover rate F	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.44% to 7.83%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,750,864
Unrealized depreciation	(6,005,089)
Net unrealized appreciation (depreciation)	$ 6,745,775
Cost for federal income tax purposes	$ 298,476,548

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated

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4. Operating Policies - continued

Repurchase Agreements - continued

entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $99,338,931 and $59,288,667, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 70,935	$ 5,580
Class T	0%	.25%	178,992	3,565
Class B	.65%	.25%	113,592	82,967
Class C	.75%	.25%	153,297	55,238
			$ 516,816	$ 147,350

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,686
Class T	7,180
Class B*	28,682
Class C*	2,609
$ 59,157

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 89,364.26
Class T	177,576.25
Class B	31,997.26
Class C	38,570.25
Institutional Class	31,150.20
	$ 368,657

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $344 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%-1.20%*	$ 39,933
Class T	1.20%	78,280
Class B	1.85%	15,340
Class C	1.95%	18,151
Institutional Class	.95%	7,911
		$ 159,615

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,792 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,631.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 1,941,704	$ 3,029,508
Class T	3,923,622	6,339,064
Class B	602,498	1,302,076
Class C	717,839	1,109,142
Institutional Class	918,098	1,305,869
Total	$ 8,103,761	$ 13,085,659
From net realized gain
Class A	$ -	$ 1,785,616
Class T	-	3,768,491
Class B	-	769,134
Class C	-	776,877
Institutional Class	-	712,877
Total	$ -	$ 7,812,995

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	1,386,462	2,560,271	$ 17,231,769	$ 31,699,886
Reinvestment of distributions	122,620	316,444	1,522,673	3,914,732
Shares redeemed	(923,942)	(1,125,240)	(11,481,963)	(13,839,153)
Net increase (decrease)	585,140	1,751,475	$ 7,272,479	$ 21,775,465
Class T
Shares sold	1,968,357	4,790,667	$ 24,425,001	$ 59,023,956
Reinvestment of distributions	277,723	737,060	3,438,489	9,093,046
Shares redeemed	(1,465,506)	(2,306,938)	(18,152,204)	(28,244,855)
Net increase (decrease)	780,574	3,220,789	$ 9,711,286	$ 39,872,147
Class B
Shares sold	195,721	521,792	$ 2,450,732	$ 6,490,794
Reinvestment of distributions	37,256	132,911	466,192	1,655,624
Shares redeemed	(388,904)	(777,402)	(4,875,484)	(9,644,951)
Net increase (decrease)	(155,927)	(122,699)	$ (1,958,560)	$ (1,498,533)
Class C
Shares sold	545,455	1,132,083	$ 6,808,023	$ 14,083,943
Reinvestment of distributions	41,734	115,888	520,677	1,440,362
Shares redeemed	(339,795)	(501,169)	(4,246,884)	(6,189,683)
Net increase (decrease)	247,394	746,802	$ 3,081,816	$ 9,334,622
Institutional Class
Shares sold	1,283,436	1,706,563	$ 15,793,991	$ 21,000,951
Reinvestment of distributions	51,508	101,848	631,715	1,246,426
Shares redeemed	(231,971)	(1,601,626)	(2,844,301)	(19,312,085)
Net increase (decrease)	1,102,973	206,785	$ 13,581,405	$ 2,935,292

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board stated that the relative investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 55% means that 45% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2006. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group and the ASPG, which include international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2006, and the total expenses of each of Class T, Class C and Institutional Class ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that, on January 18, 2007, after the periods reviewed, it had approved an increase in the fund's Class A 12b-1 fee from 15 basis points to 25 basis points. The Board considered that, if the 12b-1 fee increase had been in effect in 2006, the total expenses of Class A would have ranked above the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

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PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0807
1.787773.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,011.30	$ 5.73**
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76**
Class T
Actual	$ 1,000.00	$ 1,010.30	$ 5.98
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Class B
Actual	$ 1,000.00	$ 1,007.70	$ 9.21
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Class C
Actual	$ 1,000.00	$ 1,007.30	$ 9.71
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class
Actual	$ 1,000.00	$ 1,012.50	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%**
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

** If 12b-1 fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.20% and the expenses paid in the actual and hypothetical examples above would have been $5.98 and $6.01, respectively.

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.4	13.9
Russia	10.0	4.3
Turkey	8.4	7.2
Mexico	7.3	7.8
Philippines	6.7	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	11.7	12.9
Russian Federation	10.0	4.3
Turkish Republic	8.4	7.1
Philippine Republic	6.3	8.5
Venezuelan Republic	6.2	7.0
	42.6
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Corporate Bonds 20.2%	Corporate Bonds 17.4%
Government Obligations 69.8%	Government Obligations 70.8%
Stocks 0.0%	Stocks and Investment Companies 1.6%
Preferred Securities 3.5%	Preferred Securities 0.0%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 10.0%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.2%
		Principal Amount (d)	Value
Argentina - 1.1%
Alto Palermo SA:
7.875% 5/11/17 (f)		$ 540,000	$ 507,600
11% 6/11/12 (f)		350,000	336,875
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		530,000	506,150
Telecom Personal SA 9.25% 12/22/10 (f)		1,305,000	1,371,881
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		640,000	613,600
TOTAL ARGENTINA			3,336,106
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		730,000	770,150
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (g)		1,075,000	1,066,938
Bertin Ltda 10.25% 10/5/16 (f)		345,000	378,638
TOTAL BRAZIL			1,445,576
British Virgin Islands - 0.3%
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (f)		860,000	834,200
Cayman Islands - 0.4%
China Properties Group Ltd. 9.125% 5/4/14 (f)		755,000	717,250
Minerva Overseas Ltd. 9.5% 2/1/17 (f)		535,000	549,713
TOTAL CAYMAN ISLANDS			1,266,963
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		605,000	599,819
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		985,000	1,014,550
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	553,700
TOTAL DOMINICAN REPUBLIC			1,568,250
Germany - 1.7%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,150,000	1,181,625
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,150,000	1,259,250
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,360,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		$ 995,000	$ 1,059,675
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	308,850
TOTAL GERMANY			5,169,500
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
BLT Finance BV 7.5% 5/15/14 (f)		750,000	735,000
TOTAL INDONESIA			777,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,263,150
Luxembourg - 4.5%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,224,638
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		855,000	891,765
8% 1/28/12		1,580,000	1,629,454
8% 1/28/12 (f)		1,576,000	1,625,329
8.375% 10/14/10 (f)		495,000	516,285
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000	827,213
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,070,000	1,043,250
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,283,975
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		610,000	634,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		1,040,000	1,006,845
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,355,656
TOTAL LUXEMBOURG			14,038,810
Malaysia - 1.0%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		1,595,000	1,874,444
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		990,000	1,170,972
TOTAL MALAYSIA			3,045,416
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 1.5%
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		$ 695,000	$ 761,025
Gruma SA de CV 7.75%		1,855,000	1,882,825
Kansas City Southern de Mexico, SA de CV 7.375% 6/1/14 (f)		310,000	306,900
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		340,000	357,680
Vitro SAB de CV:
8.625% 2/1/12 (f)		640,000	649,600
9.125% 2/1/17 (f)		610,000	624,488
TOTAL MEXICO			4,582,518
Netherlands - 2.1%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	527,826
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,561,705
6.656% 6/7/22 (f)		1,080,000	1,047,600
Majapahit Holding BV:
7.25% 10/17/11 (f)		710,000	717,100
7.25% 6/28/17 (f)		550,000	536,250
7.75% 10/17/16		670,000	681,725
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,445,000	1,455,838
TOTAL NETHERLANDS			6,528,044
Peru - 0.3%
CFG Investment SAC 9.25% 12/19/13 (f)		835,000	868,400
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		405,000	431,325
National Power Corp. 6.875% 11/2/16 (f)		695,000	691,525
TOTAL PHILIPPINES			1,122,850
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	738,500
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		660,000	704,550
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,320,000	1,376,390
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		$ 635,000	$ 646,938
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	700,000
TOTAL UNITED KINGDOM			2,723,328
United States of America - 3.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15		1,430,000	1,505,075
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	58,000,000	1,431,215
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,020,000	2,050,300
7.375% 12/15/14		1,770,000	1,923,716
8.625% 2/1/22		2,325,000	2,819,063
TOTAL UNITED STATES OF AMERICA			9,729,369
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		445,496	437,700
8.22% 4/1/17 (f)		825,000	804,375
TOTAL VENEZUELA			1,242,075
TOTAL NONCONVERTIBLE BONDS (Cost $63,619,077)			62,354,574
Government Obligations - 69.8%

Argentina - 2.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,983,929	3,886,323
5.475% 8/3/12 (g)		2,808,750	2,668,266
8.375% 12/20/49 (c)		1,670,000	584,500
10.4635% 2/20/08 (g)	ARS	4,605,407	1,495,893
11% 10/9/49 (c)		390,000	140,400
11.75% 4/7/09 (c)		545,000	196,200
TOTAL ARGENTINA			8,971,582
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	443,883
Brazil - 11.7%
Brazilian Federative Republic:
7.125% 1/20/37		2,965,000	3,214,060
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
7.875% 3/7/15		$ 1,305,000	$ 1,443,330
8% 1/15/18		3,330,000	3,658,005
8.25% 1/20/34		2,075,000	2,552,250
8.75% 2/4/25		3,525,000	4,388,625
8.875% 10/14/19		1,770,000	2,163,825
8.875% 4/15/24		2,295,000	2,871,619
10.125% 5/15/27		1,050,000	1,483,125
10.5% 7/14/14		1,110,000	1,396,380
11% 8/17/40		5,490,000	7,202,880
12.25% 3/6/30		1,745,000	2,957,775
12.75% 1/15/20		1,780,000	2,759,000
TOTAL BRAZIL			36,090,874
Colombia - 2.9%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,469,820
8.125% 5/21/24		330,000	387,750
10.375% 1/28/33		525,000	779,625
10.75% 1/15/13		1,010,000	1,233,210
11.75% 2/25/20		3,378,000	4,974,105
TOTAL COLOMBIA			8,844,510
Dominican Republic - 1.2%
Dominican Republic:
9.04% 1/23/18 (f)		1,076,582	1,218,153
9.5% 9/27/11		2,346,648	2,490,967
TOTAL DOMINICAN REPUBLIC			3,709,120
Ecuador - 1.0%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	480,600
10% 8/15/30 (Reg. S)		2,715,000	2,226,300
12% 11/15/12 (f)		102,000	95,880
12% 11/15/12 (Reg. S)		320,280	301,063
TOTAL ECUADOR			3,103,843
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		840,000	959,700
7.75% 1/24/23 (Reg. S)		750,000	852,750
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - continued
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 520,000	$ 629,200
8.5% 7/25/11 (Reg. S)		620,000	673,630
TOTAL EL SALVADOR			3,115,280
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		1,070,000	1,005,800
Indonesia - 1.9%
Indonesian Republic:
6.625% 2/17/37 (f)		1,600,000	1,536,000
7.5% 1/15/16 (f)		2,195,000	2,346,016
8.5% 10/12/35 (f)		1,760,000	2,090,000
TOTAL INDONESIA			5,972,016
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (f)		2,225,000	1,357,250
Ivory Coast - 0.9%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		3,572,000	1,241,270
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,496,725
TOTAL IVORY COAST			2,737,995
Lebanon - 2.2%
Lebanese Republic:
7.125% 3/5/10		1,245,000	1,201,425
7.875% 5/20/11 (Reg. S)		940,000	907,100
8.63% 11/30/09 (f)(g)		1,130,000	1,122,938
8.63% 11/30/09 (g)		320,000	318,000
10.125% 8/6/08		705,000	713,813
10.25% 10/6/09 (Reg. S)		630,000	645,750
11.625% 5/11/16 (Reg. S)		1,560,000	1,778,400
TOTAL LEBANON			6,687,426
Mexico - 5.8%
United Mexican States:
5.875% 1/15/14		1,630,000	1,638,150
6.625% 3/3/15		1,254,000	1,318,581
6.75% 9/27/34		2,445,000	2,610,038
7.5% 4/8/33		1,610,000	1,867,600
8.125% 12/30/19		1,155,000	1,371,563
8.3% 8/15/31		2,790,000	3,504,938
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 1,439,000	$ 1,993,015
11.5% 5/15/26		2,375,000	3,802,375
TOTAL MEXICO			18,106,260
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.75% 2/19/09		445,000	445,000
7.125% 3/31/16 (f)		485,000	480,150
TOTAL PAKISTAN			925,150
Panama - 0.6%
Panamanian Republic:
7.125% 1/29/26		655,000	697,575
8.875% 9/30/27		900,000	1,136,250
TOTAL PANAMA			1,833,825
Peru - 2.0%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,482,950
8.75% 11/21/33		735,000	948,150
9.875% 2/6/15		1,415,000	1,756,723
euro Brady past due interest 6.125% 3/7/17 (g)		1,887,050	1,887,050
TOTAL PERU			6,074,873
Philippines - 6.3%
Philippine Republic:
6.375% 1/15/32		1,070,000	1,027,200
7.75% 1/14/31		2,535,000	2,794,838
8.875% 3/17/15		1,800,000	2,058,840
9% 2/15/13		2,290,000	2,562,052
9.375% 1/18/17		1,815,000	2,184,897
9.5% 2/2/30		1,915,000	2,496,777
9.875% 1/15/19		2,765,000	3,490,813
10.625% 3/16/25		2,070,000	2,885,166
TOTAL PHILIPPINES			19,500,583
Russia - 10.0%
Russian Federation:
7.5% 3/31/30 (Reg. S)		20,984,550	23,109,223
Government Obligations - continued
		Principal Amount (d)	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 2,347,000	$ 3,256,463
12.75% 6/24/28 (Reg. S)		2,619,000	4,629,083
TOTAL RUSSIA			30,994,769
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,015,000	957,906
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	59,100,000	520,590
Turkey - 8.4%
Turkish Republic:
6.875% 3/17/36		3,045,000	2,888,944
7% 9/26/16		2,955,000	2,990,460
7% 6/5/20		1,605,000	1,608,210
7.375% 2/5/25		730,000	749,710
8% 2/14/34		2,545,000	2,742,238
9.5% 1/15/14		1,960,000	2,245,180
11% 1/14/13		3,465,000	4,159,733
11.5% 1/23/12		1,675,000	2,006,650
11.75% 6/15/10		2,070,000	2,394,990
11.875% 1/15/30		2,840,000	4,355,850
TOTAL TURKEY			26,141,965
Ukraine - 1.2%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		460,000	468,050
6.385% 6/26/12 (f)		1,090,000	1,089,597
7.65% 6/11/13 (Reg. S)		1,270,000	1,346,200
8.775% 8/5/09 (g)		700,000	740,250
TOTAL UKRAINE			3,644,097
Uruguay - 1.7%
Uruguay Republic:
7.625% 3/21/36		1,460,000	1,602,350
7.875% 1/15/33 pay-in-kind		1,226,100	1,385,493
8% 11/18/22		1,660,000	1,867,500
9.25% 5/17/17		395,000	473,605
TOTAL URUGUAY			5,328,948
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 6.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		$ 21,255	$ 775,808
6% 12/9/20		1,710,000	1,385,100
6.355% 4/20/11 (g)		2,540,000	2,458,720
7% 12/1/18 (Reg. S)		735,000	655,988
7.65% 4/21/25		1,625,000	1,474,688
8.5% 10/8/14		2,425,000	2,461,375
9.25% 9/15/27		4,110,000	4,284,675
9.375% 1/13/34		1,630,000	1,707,425
10.75% 9/19/13		1,495,000	1,666,925
13.625% 8/15/18		1,635,000	2,239,950
TOTAL VENEZUELA			19,110,654
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	997,569
TOTAL GOVERNMENT OBLIGATIONS (Cost $207,580,931)			216,176,768
Common Stocks - 0.0%
	Shares
Bermuda - 0.0%
APP China Group Ltd.	11,376	56,880
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)	6	22,737
Turkey - 0.0%
Acibadem Saglik Hizmetleri AS	3,719	26,068
TOTAL COMMON STOCKS (Cost $539,153)		105,685
Preferred Securities - 3.5%
	Principal Amount (d)
Brazil - 1.2%
Globo Comunicacoes e Participacoes SA 9.375%	$ 2,905,000	3,027,116
Net Servicos de Comunicacao SA 9.25% (f)	735,000	755,063
TOTAL BRAZIL		3,782,179
Preferred Securities - continued
	Principal Amount (d)	Value
United States of America - 2.3%
Pemex Project Funding Master Trust 7.75%	$ 6,900,000	$ 7,092,656
TOTAL PREFERRED SECURITIES (Cost $10,787,454)		10,874,835
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $15,448,041)	15,448,041	15,448,041
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $10,780,000 notional amount of Argentine Republic 1.33% 12/31/38	December 2007/ $44.00	$ 4,554,550	107,800
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	1,271,320	154,620
TOTAL PURCHASED OPTIONS (Cost $401,852)			262,420
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $298,376,508)	305,222,323
NET OTHER ASSETS - 1.4%	4,222,122
NET ASSETS - 100%	$ 309,444,445
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,094,406 or 15.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 317,924
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.4%
BBB	24.0%
BB	34.3%
B	28.7%
CCC,CC,C	1.1%
D	0.2%
Not Rated	3.5%
Equities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $282,928,467)	$ 289,774,282
Fidelity Central Funds (cost $15,448,041)	15,448,041
Total Investments (cost $298,376,508)		$ 305,222,323
Cash		1,176,611
Receivable for fund shares sold		784,817
Interest receivable		6,008,290
Distributions receivable from Fidelity Central Funds		82,017
Prepaid expenses		522
Receivable from investment adviser for expense reductions		31,104
Other receivables		44,780
Total assets		313,350,464

Liabilities
Payable for investments purchased	$ 2,726,992
Payable for fund shares redeemed	520,988
Distributions payable	263,516
Accrued management fee	172,217
Distribution fees payable	89,391
Other affiliated payables	76,011
Other payables and accrued expenses	56,904
Total liabilities		3,906,019

Net Assets		$ 309,444,445
Net Assets consist of:
Paid in capital		$ 300,125,530
Undistributed net investment income		1,297,642
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,177,077
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,844,196
Net Assets		$ 309,444,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,655,770 ÷ 5,873,806 shares)	$ 12.20

Maximum offering price per share (100/96.00 of $12.20)	$ 12.71
Class T: Net Asset Value and redemption price per share ($144,444,781 ÷ 11,874,316 shares)	$ 12.16

Maximum offering price per share (100/96.00 of $12.16)	$ 12.67
Class B: Net Asset Value and offering price per share ($24,100,846 ÷ 1,960,083 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($31,195,917 ÷ 2,545,341 shares)A	$ 12.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,047,131 ÷ 3,157,786 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 858,893
Interest		9,057,633
Income from Fidelity Central Funds		317,924
Total income		10,234,450

Expenses
Management fee	$ 1,005,661
Transfer agent fees	368,657
Distribution fees	516,816
Accounting fees and expenses	78,109
Custodian fees and expenses	27,230
Independent trustees' compensation	459
Registration fees	56,541
Audit	39,839
Legal	2,154
Miscellaneous	(1,882)
Total expenses before reductions	2,093,584
Expense reductions	(170,546)	1,923,038
Net investment income		8,311,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,678,829
Foreign currency transactions	(40,573)
Total net realized gain (loss)		1,638,256
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,146,315)
Assets and liabilities in foreign currencies	(2,788)
Total change in net unrealized appreciation (depreciation)		(7,149,103)
Net gain (loss)		(5,510,847)
Net increase (decrease) in net assets resulting from operations		$ 2,800,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,311,412	$ 13,361,129
Net realized gain (loss)	1,638,256	7,508,809
Change in net unrealized appreciation (depreciation)	(7,149,103)	4,362,038
Net increase (decrease) in net assets resulting from operations	2,800,565	25,231,976
Distributions to shareholders from net investment income	(8,103,761)	(13,085,659)
Distributions to shareholders from net realized gain	-	(7,812,995)
Total distributions	(8,103,761)	(20,898,654)
Share transactions - net increase (decrease)	31,688,426	72,418,993
Redemption fees	20,312	48,854
Total increase (decrease) in net assets	26,405,542	76,801,169

Net Assets
Beginning of period	283,038,903	206,237,734
End of period (including undistributed net investment income of $1,297,642 and undistributed net investment income of $1,089,991, respectively)	$ 309,444,445	$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67	$ 9.37
Income from Investment Operations
Net investment income E	.351	.715	.727	.683	.802	.714 I
Net realized and unrealized gain (loss)	(.209)	.638	.556	.707	2.064	.348 I
Total from investment operations	.142	1.353	1.283	1.390	2.866	1.062
Distributions from net investment income	(.343)	(.699)	(.744)	(.712)	(.836)	(.762)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.343)	(1.066)	(1.334)	(.932)	(.836)	(.762)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.20	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Total Return B,C,D	1.13%	11.57%	11.15%	12.44%	30.43%	11.80%
Ratios to Average Net Assets F,H
Expenses before reductions	1.27% A	1.28%	1.31%	1.34%	1.32%	1.36%
Expenses net of fee waivers, if any	1.15% A	1.10%	1.11%	1.34%	1.32%	1.36%
Expenses net of all reductions	1.14% A	1.09%	1.11%	1.34%	1.32%	1.35%
Net investment income	5.70% A	5.80%	6.04%	5.86%	7.31%	7.56% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,656	$ 65,593	$ 42,836	$ 28,854	$ 26,787	$ 13,920
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.17% to 7.56%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66	$ 9.36
Income from Investment Operations
Net investment income E	.347	.701	.713	.670	.787	.706 I
Net realized and unrealized gain (loss)	(.218)	.640	.549	.708	2.057	.346 I
Total from investment operations	.129	1.341	1.262	1.378	2.844	1.052
Distributions from net investment income	(.340)	(.687)	(.733)	(.700)	(.824)	(.752)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.340)	(1.054)	(1.323)	(.920)	(.824)	(.752)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.16	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Total Return B,C,D	1.03%	11.49%	10.98%	12.35%	30.22%	11.70%
Ratios to Average Net Assets F,H
Expenses before reductions	1.31% A	1.36%	1.40%	1.44%	1.43%	1.47%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.21%	1.44%	1.43%	1.47%
Expenses net of all reductions	1.19% A	1.19%	1.21%	1.44%	1.43%	1.46%
Net investment income	5.65% A	5.70%	5.94%	5.76%	7.20%	7.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,445	$ 137,200	$ 95,102	$ 89,784	$ 82,811	$ 57,154
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.06% to 7.46%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73	$ 9.42
Income from Investment Operations
Net investment income E	.311	.628	.640	.595	.719	.646 I
Net realized and unrealized gain (loss)	(.213)	.642	.562	.712	2.071	.352 I
Total from investment operations	.098	1.270	1.202	1.307	2.790	.998
Distributions from net investment income	(.299)	(.606)	(.653)	(.619)	(.750)	(.688)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.299)	(.973)	(1.243)	(.839)	(.750)	(.688)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.30	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Total Return B,C,D	.77%	10.74%	10.34%	11.56%	29.34%	10.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.97% A	2.10%	2.12%	2.13%	2.09%	2.13%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.86%	2.13%	2.09%	2.13%
Expenses net of all reductions	1.84% A	1.84%	1.86%	2.13%	2.09%	2.12%
Net investment income	5.00% A	5.06%	5.28%	5.07%	6.53%	6.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,101	$ 26,442	$ 27,303	$ 27,238	$ 30,088	$ 20,903
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.39% to 6.79%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71	$ 9.40
Income from Investment Operations
Net investment income E	.303	.613	.627	.585	.709	.633 I
Net realized and unrealized gain (loss)	(.211)	.645	.553	.715	2.060	.355 I
Total from investment operations	.092	1.258	1.180	1.300	2.769	.988
Distributions from net investment income	(.293)	(.594)	(.641)	(.612)	(.739)	(.678)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.293)	(.961)	(1.231)	(.832)	(.739)	(.678)
Redemption fees added to paid in capital E	.001	.003	.001	.002	-	-
Net asset value, end of period	$ 12.26	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Total Return B,C,D	.73%	10.66%	10.17%	11.53%	29.18%	10.90%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	2.12%	2.16%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.96%	2.19%	2.19%	2.24%
Expenses net of all reductions	1.94% A	1.94%	1.96%	2.19%	2.19%	2.23%
Net investment income	4.90% A	4.95%	5.19%	5.01%	6.43%	6.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,196	$ 28,628	$ 18,863	$ 14,606	$ 12,516	$ 6,641
Portfolio turnover rate G	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.29% to 6.69%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60	$ 9.30
Income from Investment Operations
Net investment income D	.358	.725	.739	.712	.820	.736 H
Net realized and unrealized gain (loss)	(.204)	.628	.554	.694	2.045	.352 H
Total from investment operations	.154	1.353	1.293	1.406	2.865	1.088
Distributions from net investment income	(.355)	(.718)	(.764)	(.748)	(.865)	(.788)
Distributions from net realized gain	-	(.367)	(.590)	(.220)	-	-
Total distributions	(.355)	(1.085)	(1.354)	(.968)	(.865)	(.788)
Redemption fees added to paid in capital D	.001	.002	.001	.002	-	-
Net asset value, end of period	$ 12.05	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Total Return B,C	1.25%	11.70%	11.37%	12.72%	30.69%	12.21%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.02%	1.01%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	1.03%	1.06%	1.09%
Expenses net of all reductions	.95% A	.94%	.95%	1.03%	1.06%	1.08%
Net investment income	5.90% A	5.96%	6.20%	6.17%	7.56%	7.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,047	$ 25,177	$ 22,134	$ 12,924	$ 10,993	$ 8,386
Portfolio turnover rate F	47% A	105%	202%	238%	260%	222%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.44% to 7.83%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,750,864
Unrealized depreciation	(6,005,089)
Net unrealized appreciation (depreciation)	$ 6,745,775
Cost for federal income tax purposes	$ 298,476,548

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $99,338,931 and $59,288,667, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 70,935	$ 5,580
Class T	0%	.25%	178,992	3,565
Class B	.65%	.25%	113,592	82,967
Class C	.75%	.25%	153,297	55,238
			$ 516,816	$ 147,350

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,686
Class T	7,180
Class B*	28,682
Class C*	2,609
$ 59,157

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 89,364.26
Class T	177,576.25
Class B	31,997.26
Class C	38,570.25
Institutional Class	31,150.20
	$ 368,657

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $344 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%-1.20%*	$ 39,933
Class T	1.20%	78,280
Class B	1.85%	15,340
Class C	1.95%	18,151
Institutional Class	.95%	7,911
		$ 159,615

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,792 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,631.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 1,941,704	$ 3,029,508
Class T	3,923,622	6,339,064
Class B	602,498	1,302,076
Class C	717,839	1,109,142
Institutional Class	918,098	1,305,869
Total	$ 8,103,761	$ 13,085,659
From net realized gain
Class A	$ -	$ 1,785,616
Class T	-	3,768,491
Class B	-	769,134
Class C	-	776,877
Institutional Class	-	712,877
Total	$ -	$ 7,812,995

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	1,386,462	2,560,271	$ 17,231,769	$ 31,699,886
Reinvestment of distributions	122,620	316,444	1,522,673	3,914,732
Shares redeemed	(923,942)	(1,125,240)	(11,481,963)	(13,839,153)
Net increase (decrease)	585,140	1,751,475	$ 7,272,479	$ 21,775,465
Class T
Shares sold	1,968,357	4,790,667	$ 24,425,001	$ 59,023,956
Reinvestment of distributions	277,723	737,060	3,438,489	9,093,046
Shares redeemed	(1,465,506)	(2,306,938)	(18,152,204)	(28,244,855)
Net increase (decrease)	780,574	3,220,789	$ 9,711,286	$ 39,872,147
Class B
Shares sold	195,721	521,792	$ 2,450,732	$ 6,490,794
Reinvestment of distributions	37,256	132,911	466,192	1,655,624
Shares redeemed	(388,904)	(777,402)	(4,875,484)	(9,644,951)
Net increase (decrease)	(155,927)	(122,699)	$ (1,958,560)	$ (1,498,533)
Class C
Shares sold	545,455	1,132,083	$ 6,808,023	$ 14,083,943
Reinvestment of distributions	41,734	115,888	520,677	1,440,362
Shares redeemed	(339,795)	(501,169)	(4,246,884)	(6,189,683)
Net increase (decrease)	247,394	746,802	$ 3,081,816	$ 9,334,622
Institutional Class
Shares sold	1,283,436	1,706,563	$ 15,793,991	$ 21,000,951
Reinvestment of distributions	51,508	101,848	631,715	1,246,426
Shares redeemed	(231,971)	(1,601,626)	(2,844,301)	(19,312,085)
Net increase (decrease)	1,102,973	206,785	$ 13,581,405	$ 2,935,292

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

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The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board stated that the relative investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 55% means that 45% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2006. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group and the ASPG, which include international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class B ranked below its competitive median for 2006, and the total expenses of each of Class T, Class C and Institutional Class ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that, on January 18, 2007, after the periods reviewed, it had approved an increase in the fund's Class A 12b-1 fee from 15 basis points to 25 basis points. The Board considered that, if the 12b-1 fee increase had been in effect in 2006, the total expenses of Class A would have ranked above the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

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PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0807
1.787774.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 17, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2007